Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 03, 2017
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Jul. 29, 2016
Hodges Fund | Retail Class
Prospectus:
Trading Symbol	HDPMX
Hodges Fund | Institutional Class
Prospectus:
Trading Symbol	HDPIX